Share capital	12 Months Ended
Dec. 31, 2025
Share capital
Share capital

29.Share capital

	Number of shares	Nominal value of shares	Share premium
	(thousands)	(Euro thousands)	(Euro thousands)
Issued and paid:
As at January 1, 2023	130,971	*	743,501
Repurchase of ordinary shares	(5,000)	*	(25,023)
Issuance of ordinary shares of $0.000001 each	19,050	*	65,405
Cancellation of convertible preference share	(*)	*	*
As at December 31, 2024 and 2023	145,021	*	783,883
Cancellation of treasury shares (including repurchase of 14,180 thousand ordinary shares in 2025 and 5,246 thousand ordinary shares in 2024)	(19,426)	*	(66,074)
As at December 31, 2025	125,595	*	717,809
*	Less than 1,000 shares or €1,000.

As of December 31, 2025, the share capital amounted to €118, comprising 116,944,667 fully paid-up ordinary shares with a par value of $0.000001. Excluding the 8,651,247 treasury shares, there were 116,944,667 shares issued and outstanding as of December 31, 2025.

Ordinary share

LGHL ordinary shares have a par value of $0.000001 and are ranked equally with regard to the LGHL’s residual assets. Amounts received above the par value are recorded as share premium. Each holder of LGHL ordinary shares will be entitled to one vote per share. LGHL ordinary shares are listed on NYSE under the trading symbol “LANV”.

Convertible preference share

The convertible preference share of the Company has a par value $0.000001 per share, which is convertible into an aggregate number of up to 15,000,000 non-voting ordinary shares with a par value of $0.000001 each and/or ordinary shares at the election of Meritz upon the occurrence of certain events. On December 14, 2023, Meritz sold and surrendered, and the Company repurchased from Meritz and cancelled such one convertible preference share. On December 18, 2025, the Company removed the shareholding structure of Convertible Preference Shares.